Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy. As part of our ongoing efforts to maintain the highest standards of corporate governance, we have adopted two separate and distinct clawback policies – our Clawback Policy and our Mandatory Recovery of Compensation Policy (the "Mandatory Clawback Policy").

Our Clawback Policy applies to all individuals who are or were Section 16 executive officers at the time they received certain incentive compensation (including cash incentives and equity awards based on financial performance) from the Company. The Clawback Policy provides that in the event of unsafe and unsound banking practices, defaulted or repurchased loans, violations of the Company's Bylaws, policies or procedures, the CNG Committee may require that all incentive-based compensation received by the executive officer be reduced by an amount that is not more than 100% of the most recent annual bonus, commission and severance payments.

Our Mandatory Clawback Policy complies with Nasdaq listing standards and SEC rules. Under the Mandatory Clawback Policy, if the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the U.S. federal securities laws, the Board shall, subject to limited exceptions, seek to recover “excess incentive-based compensation” from each individual who is a Section 16 officer or was a Section 16 officer during the performance period for such incentive-based compensation. For this purpose, excess incentive-based compensation generally is the amount of incentive-based compensation that is based on a financial performance measure that is in excess of the amount that otherwise would have been received had such incentive-based compensation been determined based on restated amounts in the accounting restatement. The Mandatory Clawback Policy applies to incentive-based compensation for which the financial performance measure was attained during the three-year period preceding the date of the accounting restatement.